CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 10,911	$ 1,495	¥ 45,222
Accounts receivable, net of allowance for doubtful accounts of RMB505,459 and 505,459 as of December 31, 2023 and 2024, respectively			56
Prepayments and other current assets, net of allowance for doubtful accounts of RMB 40,425,650 and RMB 39,576,920 as of December 31, 2023 and 2024, respectively	26,047	3,568	28,911
Amounts due from related parties	¥ 600	$ 82	¥ 600
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Cryptocurrencies	¥ 12,192	$ 1,671	¥ 87,714
Cryptocurrencies, restricted	193,938	26,569	17,838
Total current assets	243,688	33,385	180,341
Investments	297,223	40,719	35,291
Call option assets	15,843	2,171
Property, equipment and software, net	16,549	2,267	94,329
Cryptocurrencies, restricted			2,409
Operating lease right-of-use assets, net	4,283	587	6,869
License asset	9,000	1,200
Deferred royalty costs	9,000	1,200
Other long-lived assets, net	41,058	5,625	44,486
TOTAL ASSETS	636,644	87,220	363,725
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIE without recourse to the Group of RMB 5,426,376 and RMB 5,426,820 as of December 31, 2023 and 2024, respectively)	5,528	758	9,599
Other taxes payable (including other taxes payable of the consolidated VIE without recourse to the Group of RMB 1,385,034 and RMB 1,388,109 as of December 31, 2023 and 2024, respectively)	1,466	201	1,502
Advances from customers (including advances from customers of the consolidated VIE without recourse to the Group of RMB 10,352,171 and RMB 9,702,171 as of December 31, 2023 and 2024, respectively)	10,228	1,401	12,714
Amounts due to related parties (including amounts due to related parties of the consolidated VIE without recourse to the Group of RMB 44,056,900 and RMB 44,056,900 as of December 31, 2023 and 2024, respectively)	¥ 9,658	$ 1,323	¥ 11,677
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Loan, net of deferred loan cost of nil and RMB 841,826 as of December 31, 2023 and 2024, respectively	¥ 89,100	$ 12,200	¥ 0
Convertible notes (including convertible notes of consolidated VIE without recourse to the Group of nil as of both December 31, 2023 and 2024)	43,061	5,899	49,933
Conversion feature derivative liability			28,605
Interest payable (including interest payable of consolidated VIE without recourse to the Group of nil as of both December 31, 2023 and 2024)	1,480	203	274
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Group of RMB 33,019,915 and RMB 33,320,521 as of December 31, 2023 and 2024, respectively)	41,666	5,708	44,176
Current portion of operating lease liabilities of the consolidated VIE without recourse to the Group (including operating lease liabilities of consolidated VIE without recourse to the Group of RMB 128,511 and RMB 33,070 as of December 31, 2023 and 2024, respectively)	2,841	389	4,373
Deferred revenue	577	79
Total current liabilities	205,607	28,168	162,853
Convertible bonds			16,746
Put option liabilities	1,923	263
Non-current portion of operating lease liabilities of the consolidated VIE without recourse to the Group (including operating lease liabilities of consolidated VIE without recourse to the Group of RMB 33,070 and nil as of December 31, 2023 and 2024)	1,604	220	2,788
TOTAL LIABILITIES	209,134	28,651	182,387
Commitments and contingencies (Note 32)
Ordinary shares contingently redeemable (Note 30)	102,638	14,061	0
EQUITY
Additional paid-in capital	4,510,451	617,929	4,471,156
Statutory reserves	7,327	1,004	7,327
Accumulated other comprehensive loss	(11,890)	(1,629)	(11,742)
Accumulated deficit	(4,430,210)	(606,936)	(4,356,786)
The9 Limited shareholders' equity	338,649	46,395	206,274
Noncontrolling interest	(13,777)	(1,887)	(24,936)
Total equity	324,872	44,508	181,338
TOTAL LIABILITIES, ORDINARY SHARES CONTINGENTLY REDEEMABLE AND SHAREHOLDERS' EQUITY	636,644	87,220	363,725
Class A ordinary shares
EQUITY
Ordinary shares	258,481	35,412	95,375
Class B ordinary shares
EQUITY
Ordinary shares	¥ 4,490	$ 615	¥ 944